Net Income/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2020
NET INCOME/(LOSS) PER SHARE [Abstract]
Calculation of basic and diluted net loss per share
The following table presents the calculation of the Sohu Group’s basic and diluted net loss per share (in thousands, except per share data).

	Year Ended December 31,
	2018	2019	2020
Numerator:
Net loss from continuing operations attributable to Sohu.com Limited, basic	$(163,038)	$(156,722)	$(54,975)
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, basic	2,956	7,386	(31,137)
Net loss attributable to Sohu.com Limited, basic	(160,082)	$(149,336)	(86,112)
Effect of dilutive securities:
Incremental dilution from Changyou	(381)	(507)	(392)
Incremental dilution from Sogou	(496)	(606)	0
Net loss from continuing operations attributable to Sohu.com Limited, diluted	(163,659)	(157,282)	(55,365)
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, diluted	2,700	6,833	(31,139)

Net loss attributable to Sohu.com Limited, diluted	$(160,959)	$(150,449)	(86,504)

Denominator:
Weighted average basic ordinary shares outstanding	38,959	39,249	39,452
Effect of dilutive securities:
Share options and restricted share units	0	0	0

Weighted average diluted ordinary shares outstanding	$38,959	$39,249	$39,452

Basic net loss per share attributable to Sohu.com Limited
Continuing operations	$(4.18)	$(3.99)	$(1.39)
Discontinued operations	0.07	0.19	(0.79)

Net loss per share	(4.11)	(3.80)	(2.18)

Diluted net loss per share attributable to Sohu.com Limited
Continuing operations	$(4.20)	$(4.01)	$(1.40)
Discontinued operations	0.07	0.18	(0.79)

Net loss per share	(4.13)	(3.83)	(2.19)